STOCKHOLDERS' (DEFICIT) EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders Equity Note [Line Items]
Schedule of reserved shares of common stock

	September 31, 2015	December 31, 2014

Exercise of options issued and outstanding to purchase common stock	3,225,000	6,725,000
Issuance of common shares available under the 2010 Equity Compensation Plan	25,771,980	22,271,980
Exercise of warrants issued and outstanding to purchase common stock	31,725,180	45,473,780
Conversion of series A convertible preferred stock issued and outstanding into common stock	25,535,000	25,535,000
Exercise of warrants to purchase series A convertible preferred stock issued and outstanding and converted into common stock	7,600,000	6,000,000
Conversion of series B convertible preferred stock issued and outstanding into common stock	99,450,380	76,187,560

Exercise of warrants to purchase series B convertible preferred stock issued and outstanding and converted into common stock	23,400,000	23,400,000

Total common stock reserved for issuance	216,707,540	205,593,320

	December 31, 2014	December 31, 2013

Exercise of options issued and outstanding to purchase common stock	6,725,000	5,900,000
Issuance of common shares available under the 2010 Equity Compensation Plan	22,271,980	23,096,980
Exercise of warrants issued and outstanding to purchase common stock	45,473,780	72,140,447
Conversion of series A convertible preferred stock issued and outstanding into common stock	25,535,000	25,535,000
Exercise of warrants to purchase series A convertible preferred stock issued and outstanding and converted into common stock	6,000,000	6,000,000
Conversion of series B convertible preferred stock issued and outstanding into common stock	76,187,560	76,187,560
Exercise of warrants to purchase series B convertible preferred stock issued and outstanding and converted into common stock	23,400,000	0

Total common stock reserved for issuance	205,593,320	208,859,987

Schedule of summary of the outstanding stock options

	Number	Weighted		Weighted
	Of Shares	Average	Weighted	Average	Aggregate
	Underlying	Exercise	Average	Remaining	Intrinsic
	Options	Price	Fair Value	Contractual Life	Value (1)
				(in years)
Outstanding at December 31, 2014	6,725,000	$0.46	$0.30	1.66	$-

For the period ended September 30, 2015
Granted	200,000	0.10	0.07
Exercised	-	-	-
Expired	(3,700,000)	0.10	0.10

Outstanding at September 30, 2015	3,225,000	$0.84	$0.51	3.06	$-

Outstanding and exercisable at September 30, 2015	1,525,000	$1.63	$1.08	1.52	$-

(1) The aggregate intrinsic value is based on the $0.035 closing price as of September 30, 2015 for the Company’s Common Stock.

	Number	Weighted		Weighted
	Of Shares	Average	Weighted	Average	Aggregate
	Underlying	Exercise	Average	Remaining	Intrinsic
	Options	Price	Fair Value	Contractual Life	Value (1)
				(in years)
Outstanding at December 31, 2012	6,180,000	$0.48	$0.34	1.99	$-

For the year ended December 31, 2013
Granted	400,000	0.10	0.10
Exercised	-	-	-
Expired	(680,000)	0.04	0.04

Outstanding at December 31, 2013	5,900,000	$0.51	$0.36	2.33	$-

For the year ended December 31, 2014
Granted	3,600,000	0.10	0.04
Exercised	-	-	-
Expired	(2,775,000)	0.10	0.10

Outstanding at December 31, 2014	6,725,000	$0.46	$0.30	1.66	$-

Outstanding and exercisable at December 31, 2014	3,612,500	$0.75	$0.51	1.07	$-

(1)	The aggregate intrinsic value is based on the $0.048 closing price as of December 31, 2014 for the Company’s Common Stock.

Schedule of information applies of options outstanding

Options Outstanding				Options Exercisable
Exercise Price	Number of Shares Underlying Options	Weighted Average Remaining Contractual Life	Exercise Price	Number Exercisable	Exercise Price

0.100	2,000,000	4.4	0.100	300,000	0.100
1.000	750,000	0.6	1.000	750,000	1.000
3.500	75,000	1.0	3.500	75,000	3.500
$3.600	400,000	1.1	$3.600	400,000	$3.600
	3,225,000			1,525,000

Options Outstanding				Options Exercisable
Exercise Price	Number of Shares Underlying Options	Weighted Average Remaining Contractual Life	Exercise Price	Number Exercisable	Exercise Price

$0.065	250,000	0.5	$0.065	250,000	$0.065
0.100	3,750,000	2.4	0.100	637,500	0.100
0.111	1,500,000	0.6	0.111	1,500,000	0.111
1.000	750,000	0.9	1.000	750,000	1.000
3.500	75,000	1.3	3.500	75,000	3.500
$3.600	400,000	1.3	$3.600	400,000	$3.600
	6,725,000			3,612,500

Schedule of outstanding stock warrants

		Weighted
	Common	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	45,473,780	$0.15

For the period ended September 30, 2015
Granted	11,631,410	-
Exercised	-	-
Expired	(25,380,010)	0.15
Outstanding and exercisable at September 30, 2015	31,725,180	$0.10

		Weighted
	Common	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2012	92,020,447	$0.17

For the year ended December 31, 2013
Granted	5,120,000	0.15
Exercised	-	-
Expired	(25,000,000)	0.20
Outstanding and exercisable at December 31, 2013	72,140,447	$0.15

For the year ended December 31, 2014
Granted	-	-
Exercised	-	-
Expired	(26,666,667)	0.15
Outstanding and exercisable at December 31, 2014	45,473,780	$0.15

Schedule of warrants outstanding

Warrant Issue Date	Warrant Exercise Price	Warrant Expiration Date	Weighted Average Remaining Life	Anti-dilution Provision Expiration Date	Outstanding Common Stock Warrants

11/29/2010	$0.15	11/29/2015	0.2	expired	2,000,000
12/22/2010	0.15	12/22/2015	0.2	expired	7,973,780
11/20/2012	0.15	11/20/2017	2.1	expired	4,999,990
3/14/2013	0.15	3/14/2018	2.5	expired	120,000
9/12/2013	0.15	11/20/2017	2.1	expired	5,000,000
9/18/2015	$0.15	11/20/2017	2.1	n/a	11,631,410

					31,725,180

Warrant Issue Date	Warrant Exercise Price	Warrant Expiration Date	Weighted Average Remaining Life	Anti-dilution Provision Expiration Date	Outstanding Common Stock Warrants

3/26/2010	$0.15	3/26/2015	0.2	expired	7,380,000
9/30/2010	0.15	9/30/2015	0.7	expired	18,000,010
11/29/2010	0.15	11/29/2015	0.9	expired	2,000,000
12/22/2010	0.15	12/22/2015	1.0	expired	7,973,780
11/20/2012	0.15	11/20/2017	2.9	expired	4,999,990
3/14/2013	0.15	3/14/2018	3.2	3/14/2015	120,000
9/12/2013	$0.15	11/20/2017	2.9	expired	5,000,000

					45,473,780

Series A Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Schedule of outstanding preferred stock warrants
		Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	300,000	$4.00

For the period ended September 30, 2015
Granted	160,000	4.00
Exercised	-	-
Expired	(80,000)	-
Outstanding and exercisable at September 30, 2015	380,000	$4.00

Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2012	300,000	$4.00

For the year ended December 31, 2013
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2013	300,000	$4.00

For the year ended December 31, 2014
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2014	300,000	$4.00

Series B Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Schedule of outstanding preferred stock warrants
Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	1,170,000	$3.00

For the period ended September 30, 2015
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at September 30, 2015	1,170,000	$3.00

Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2013	-	$-

For the year ended December 31, 2014
Granted	1,170,000	3.00
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2014	1,170,000	$3.00